UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-4338

HERITAGE CAPITAL APPRECIATION TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEVEN G. HILL, PRESIDENT
880 Carillon Parkway
St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

FRANCINE J. ROSENBERGER, ESQ.

K&L Gates LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments

Heritage Capital Appreciation Trust
Investment Portfolio
July 31, 2008
(unaudited)

			% of net
	Shares	Value	assets
Common stocks - 95.6%
Domestic - 78.1%
Advertising - 1.1%
Lamar Advertising Company, Class A*	193,684	$7,356,118	1.1%
Beverages - 4.1%
PepsiCo, Inc.	412,910	27,483,290	4.1%
Biotechnology - 1.9%
Genentech Inc.*	137,700	13,115,925	1.9%
Commercial services - 6.6%
The Western Union Company	1,271,626	35,147,743	5.2%
Visa Inc., Class A	131,401	9,600,157	1.4%
Electronics - 3.8%
Thermo Fisher Scientific Inc.*	426,376	25,804,276	3.8%
Financial services - 6.8%
CME Group Inc.	43,000	15,485,590	2.3%
The Charles Schwab Corporation	1,333,129	30,515,323	4.5%
Healthcare products - 3.6%
Baxter International Inc.	171,300	11,752,893	1.7%
St. Jude Medical, Inc.*	274,134	12,769,162	1.9%
Internet - 4.9%
Equinix Inc.*	147,830	12,027,449	1.8%
Google Inc., Class A*	43,800	20,750,250	3.1%
Multimedia - 3.6%
Entravision Communications Corporation, Class A*	1,625,740	5,137,338	0.8%
The McGraw-Hill Companies, Inc.	344,809	14,023,382	2.1%
Viacom Inc., Class B*	172,829	4,827,114	0.7%
Oil & gas - 6.9%
Chesapeake Energy Corporation	333,300	16,714,995	2.5%
Hess Corporation	294,255	29,837,457	4.4%
Pharmaceuticals - 5.1%
Amylin Pharmaceuticals Inc.*	668,480	21,090,544	3.1%
Schering-Plough Corporation	656,654	13,842,266	2.0%
Retail - 2.7%
Target Corporation	406,700	18,395,041	2.7%
Software - 9.5%
Activision Blizzard Inc.*	821,310	29,550,734	4.4%
Electronic Arts Inc.*	279,278	12,059,224	1.8%
Microsoft Corporation	876,850	22,552,582	3.3%
Telecommunications - 17.5%
American Tower Corporation, Class A*	778,650	32,625,435	4.8%
Crown Castle International Corporation*	1,526,735	58,321,277	8.6%
QUALCOMM Inc.	501,440	27,749,690	4.1%
Total domestic common stocks (cost $417,515,474)		528,535,255	78.1%
Foreign - 17.5% (a)
Computers - 3.6%
Research In Motion Ltd.*	200,002	24,564,246	3.6%
Oil & gas - 4.6%
Suncor Energy Inc.	572,640	31,208,880	4.6%
Oil & gas services - 6.3%
Schlumberger Ltd.	229,700	23,337,520	3.5%
Weatherford International Ltd.*	499,911	18,861,642	2.8%
Pharmaceuticals - 3.0%
Teva Pharmaceutical Industries Ltd., Sponsored ADR	449,765	20,167,461	3.0%
Total foreign common stocks (cost $88,409,183)		118,139,749	17.5%
Total common stocks (cost $505,924,657)		646,675,004	95.6%
Repurchase agreement - 4.0%
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 31, 2008 @
1.92% to be repurchased at $27,384,460 on
August 1, 2008, collateralized by
$27,555,000 United States Treasury Notes,
3.375% due September 15, 2009 (market value
$28,256,791 including interest) (cost $27,383,000)		27,383,000	4.0%

Total investment portfolio (cost $533,307,657)		674,058,004	99.6%
Other assets and liabilities, net,		3,141,160	0.4%
Net assets		$677,199,164	100.0%

* Non-income producing security.
(a) U.S. dollar denominated.

ADR - American depository receipt

Heritage Capital Appreciation Trust

7-31-08

NOTE 1 | Organization and investment objective Heritage Capital Appreciation Trust (the “Trust” or the “Fund”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is advised by Heritage Asset Management, Inc. (the “Manager” or “Heritage”) and seeks long-term capital appreciation. The Heritage Mutual Funds consist of the Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, in addition to another investment company advised by the Manager, the Heritage Cash Trust. Members of the Boards of Trustees (“Boards of Trustees” or the “Boards”) for the Heritage Mutual Funds may serve as trustees for one or more Trusts.

Class offerings The Trust is authorized and currently offers Class A and Class C shares to the public. Additionally, the Trust is authorized to offer Class I, Class R-3 and Class R-5 shares to qualified buyers.

•

Class A shares are sold at a maximum front-end sales charge of 4.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed prior to one year of purchase.

•	Class I, Class R-3 and Class R-5 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

NOTE 2 | Significant accounting policies
Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The price of the Fund’s shares is based on the Fund’s NAV per share. The Fund determines the NAV of its shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the customary trading session (typically 4:00 ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the Fund is priced, Heritage is not required to revalue the Fund.

Generally, the Fund values portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Boards of Trustees. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Boards of Trustees. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAVs. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Boards of Trustees. Pursuant to the Procedures, the Boards of Trustees has delegated the day-to-day responsibility for applying and administering the Procedures to a Valuation Committee comprised of associates from Heritage. The composition of this Valuation Committee may change from time to time.

There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•

Domestic exchange traded equity securities Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Heritage will value the security at fair value in good faith using the Procedures.

•

Foreign securities If market quotations from a pricing source are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Heritage relies on a screening process from a fair valuation vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not reliable and does not reflect the current market value as of the close of the NYSE. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may also fair value a security if certain events occur between the time trading ends on a particular security and the time of the Fund’s NAV calculation. The Fund may fair value the particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that Heritage determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

•	Short-term securities The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Foreign currency transactions The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

Forward foreign currency contracts The Fund is authorized to enter into forward foreign currency contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward foreign currency contracts are valued on each valuation day and the unrealized gain or loss is included in the Statement of Assets and Liabilities. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts.

Repurchase agreements The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Expenses The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage Mutual Funds based upon methods approved by the Boards of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. The Fund has entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statements of Operations.

Class allocations Each class of shares has equal rights to earnings and assets except that each class may bear different expense for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains Distributions of net investment income are made annually. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. All dividends paid by the Fund from net investment income are deemed to be ordinary income for Federal income tax purposes.

Other In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

NOTE 3 | New accounting pronouncements In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax return positions presented and disclosed in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Manager has evaluated the Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

In September 2006, FASB issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. The Manager is evaluating the application of FAS 157 to the Fund, and is not in a position at this time to estimate the significance of its impact on the Fund’s financial statements.

Item 2. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Capital Appreciation Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Heritage Capital Appreciation Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Capital Appreciation Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HERITAGE CAPITAL APPRECIATION TRUST

Date:     September 29, 2008

/s/ Mathew J. Calabro Mathew J. Calabro Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:     September 29, 2008

/s/ Mathew J.Calabro Mathew J. Calabro Principal Executive Officer

Date:     September 29, 2008

/s/ Andrea N. Mullins Andrea N. Mullins Principal Financial Officer